Supplemental Disclosures of Cash flow Information (Details Narrative) (Sun & Sun Industries Inc [Member], USD $)	12 Months Ended
Dec. 31, 2013
Sun & Sun Industries Inc [Member]
Loan amount from stockholders	$ 250,000